S000070682 [Member] Investment Strategy - JOHCM Emerging Markets Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located in emerging market countries. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets
Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The Fund may invest in companies of any size, including small- and mid‑capitalization companies. The Fund may also invest up to 5% of its assets in equity securities of companies located in frontier markets, which are generally smaller, less liquid, and less developed than emerging markets.
The equity securities in the Fund’s portfolio can include direct and indirect investments in common and preferred stocks, as well as rights and warrants to subscribe to equity securities. The portfolio managers consider the relative pricing and risks, among other factors, in determining whether to seek direct or indirect exposure to an equity security. The Fund obtains indirect exposure to equity securities through instruments such as depositary receipts and, where more attractive alternatives are unavailable, participatory notes. Depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.
The Fund utilizes a core investment style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges to invest in equity securities of companies located in emerging markets. The investment team combines top‑down and bottom‑up research to assess potential investments in the Fund. The investment strategy is a blend of growth and value investing, seeking to find companies that have the potential for strong earnings growth, that are priced at an attractive valuation, that meet the team’s corporate governance threshold, and that fit with the portfolio managers’ top-down country-level views. A top‑down country view represents an assessment of the investment prospects in a country (in this case, a particular emerging market country) based on macroeconomic, geopolitical and other factors affecting the country as a whole. The portfolio is managed with reference to its performance benchmark, the MSCI Emerging Markets Index, as to country and sector allocations. The portfolio managers may depart from the benchmark’s allocations at any time. The Fund will typically own between 40 and 60 companies.
The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time. The Fund’s performance benchmark index currently includes substantial exposure to China. The Fund may also participate in initial public offerings (“IPOs”).